Leases - Analysis of Lease Liabilities (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Lease liabilities [abstract]
At January 1,	$ 11,761	$ 8,751	$ 7,856
Lease reassesment	527	539	369
Additions	14,811	3,018	1,105
Accretion of interest	1,384	717	678
Payments	(3,814)	(1,264)	(1,257)
At December 31,	24,669	11,761	8,751
Current	4,046	1,677	1,095
Non-current	$ 20,623	$ 10,084	$ 7,656